Loan liabilities - Details (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Borrowings
Loans, excluding accrued interest	€ 328,759	€ 361,344
Fair value disclosed
Borrowings
Loans, excluding accrued interest	306,840	371,412
Germany 0.9-3.8%
Borrowings
Loans, excluding accrued interest	€ 214,671	€ 249,530
Germany 0.9-3.8% | Minimum
Borrowings
Nominal interest rate	0.90%	0.90%
Germany 0.9-3.8% | Maximum
Borrowings
Nominal interest rate	3.80%	3.80%
Germany 0.9-3.8% | Fair value disclosed
Borrowings
Loans, excluding accrued interest	€ 198,281	€ 254,911
Germany 1.60%
Borrowings
Nominal interest rate	1.60%	1.60%
Loans, excluding accrued interest	€ 75,000	€ 75,000
Germany 1.60% | Fair value disclosed
Borrowings
Loans, excluding accrued interest	€ 71,846	€ 78,596
Germany 1.20%
Borrowings
Nominal interest rate	1.20%	1.20%
Loans, excluding accrued interest	€ 6,722	€ 7,797
Germany 1.20% | Fair value disclosed
Borrowings
Loans, excluding accrued interest	€ 6,358	€ 8,014
Germany 1.40%
Borrowings
Nominal interest rate	1.40%	1.40%
Loans, excluding accrued interest	€ 20,367	€ 20,367
Germany 1.40% | Fair value disclosed
Borrowings
Loans, excluding accrued interest	19,099	€ 21,332
Italy 1.3-3.05%
Borrowings
Loans, excluding accrued interest	€ 1,257
Italy 1.3-3.05% | Minimum
Borrowings
Nominal interest rate	1.30%
Italy 1.3-3.05% | Maximum
Borrowings
Nominal interest rate	3.05%
Italy 1.3-3.05% | Fair value disclosed
Borrowings
Loans, excluding accrued interest	€ 1,218
France 0.55%
Borrowings
Nominal interest rate	0.55%	0.55%
Loans, excluding accrued interest	€ 10,742	€ 8,650
France 0.55% | Fair value disclosed
Borrowings
Loans, excluding accrued interest	€ 10,038	€ 8,559